Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Inventories Text Block Abstract
Schedule of inventories
	June 30, 2022	December 31, 2021
Raw materials	1,590	116
Finished goods	748	239
Total	$2,338	$355